UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2013

      Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 11.8%
Agency - 0.3%
234,227	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	246,826

Non-Agency - 11.5%
188,951	Ace Securities Corp. Home Equity Loan Trust Series 2004-Sd1 [1]	0.66	11/25/33	185,383
365,109	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.59	6/25/35	359,310
285,575	Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class 1A5 [14]	5.66	4/28/39	285,000
80,062	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3 [1]	5.50	12/28/35	80,619
81,995	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.56	3/25/35	81,267
554,217	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	553,818
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	315,638
586,907	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	608,483
89,649	CIT Home Equity Loan Trust, Series 2003-1, Class A6	4.06	10/20/32	91,543
456,166	Citifinancial Mortgage Securities, Inc., Series 2003-1, Class AF5 [14]	4.78	1/25/33	469,381
176,349	Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF4 [14]	4.43	10/25/33	177,697
440,614	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	448,894
47,258	Conseco Financial Corp., Series 1996-4, Class A6	7.40	6/15/27	48,034
118,225	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	126,909
133,604	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	140,108
199,976	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	210,432
340,940	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	354,450
329,012	Countrywide Asset-Backed Certificates, Series 2002-S2, Class A5 [14]	5.98	1/25/17	330,338
309,165	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	315,710
31,230	Deutsche Financial Capital Securitization LLC, Series 1998-I, Class A4	6.38	4/15/28	31,699
131,732	Deutsche Financial Capital Securitization, LLC, Series 1998-I, Class A3	6.10	4/15/28	133,419
572,985	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	582,824
500,000	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.47	7/20/36	468,868
436,043	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	425,710
333,494	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.26	11/25/28	332,303
116,887	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M1 [1]	0.73	4/25/30	116,713
802,071	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	833,106
95,690	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A3 [1]	0.40	12/25/35	95,461
357,243	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 [1]	0.61	8/25/35	350,329
78,964	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.09	11/25/33	80,941
82,634	Origen Manufactured Housing Contract Trust, Series 2002-A, Class A3 [1]	6.17	5/15/32	83,195
38,709	Park Place Securities, Inc., Series 2005-WCW1, Class A3D [1]	0.50	9/25/35	38,575
450,000	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	455,471
154,304	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	156,485
304,132	Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF4 [1]	4.66	12/25/34	307,986
184,184	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	4.97	9/25/33	190,492
16,441	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	16,383
123,707	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	125,490
406,124	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	411,903
75,124	Residential Funding Mortgage Securities II Home Loan Trust, Series 1999-HI1, Class A6 [14]	7.58	9/25/29	75,838
55,601	Residential Funding Mortgage Securities II Home Loan Trust, Series 1999-HI8, Class AI7 [14]	8.47	11/25/29	57,101
85,633	Saxon Asset Securities Trust, Series 2003-1, Class AF7 [14]	4.03	6/25/33	86,762
193,072	Structured Asset Investment Loan Trust, Series 2005-4, Class M1 [1]	0.77	5/25/35	192,352
176,062	Vanderbilt Mortgage Finance, Series 2002-B, Class A4	5.84	2/7/26	179,560
78,922	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6 [1]	5.00	10/25/34	79,894

				11,091,874

Total Asset-Backed Securities (cost: $11,339,855)				11,338,700

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Collateralized Mortgage Obligations - 6.4%
Agency - 4.6%
313,678	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	331,173
99,530	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	102,319
175,895	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	180,008
156,029	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	159,727
217,608	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	229,138
265,298	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	282,573
280,640	FNMA REMICS, Series 2004-101, Class BH	5.00	1/25/20	299,111
272,783	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	279,146
129,168	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	139,704
51,119	FNMA REMICS, Series 2007-100, Class ND	5.75	10/25/35	52,744
10,174	FNMA REMICS, Series 2007-79, Class PD	5.00	1/25/34	10,158
296,044	FNMA REMICS, Series 2009-70, Class A1	4.00	8/25/19	310,737
206,183	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	213,611
329,015	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	350,345
126,735	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	131,010
314,890	GNMA, Series 2007-48, Class FM [1]	0.42	4/20/37	314,943
248,201	GNMA, Series 2009-10, Class PA	4.50	12/20/38	260,909
100,182	GNMA, Series 2010-108, Class BH	2.25	12/20/36	101,840
257,611	GNMA, Series 2010-61, Class DA	4.00	12/20/23	274,434
317,226	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	367,585

				4,391,215

Non-Agency - 1.8%
63,226	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	64,700
113,942	American Home Mortgage Investment Trust, Series 2004-3, Class 6A4 [14]	5.01	10/25/34	116,625
67,514	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	68,515
100,925	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	106,090
98,873	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	103,225
328,199	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	344,084
90,180	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	91,189
168,155	Residential Asset Securitization Trust, Series 2003-A14, Class A1	4.75	2/25/19	172,208
75,426	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	75,550
355,984	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	355,937
77,482	Structured Asset Sec Corp. Mortgage Pass Through Certificates, Series 2003-16, Class A2	4.75	6/25/33	77,878
178,943	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	185,429

				1,761,430

Total Collateralized Mortgage Obligations (cost: $6,147,451)				6,152,645

Corporate Bonds - 24.5%
500,000	Air Products & Chemicals, Inc.	1.20	10/15/17	489,322
90,000	Alterra USA Holdings, Ltd. [4]	7.20	4/14/17	98,636
100,000	Apple, Inc. [1]	0.49	5/3/18	99,831
350,000	AXA Equitable Life Insurance Co. [4]	7.70	12/1/15	386,946
1,000,000	Bank of America Corp. [1]	1.28	1/15/19	1,007,816
500,000	Bank of Montreal [1]	0.76	7/15/16	502,014
500,000	Bank of Nova Scotia [1]	0.76	7/15/16	502,014
800,000	Bank of Oklahoma [1]	0.93	5/15/17	786,400
50,000	Chittenden Corp. [1]	0.92	2/14/17	49,068
400,000	Citigroup, Inc. [14]	4.00	10/26/22	410,871
250,000	Coca-Cola Co.	0.75	11/1/16	248,646

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
300,000	Comerica Bank	8.38	7/15/24	312,068
400,000	Commonwealth Edison Co.	1.95	9/1/16	408,525
1,043,655	Continental Airlines 2009-1 Pass Through Trust	9.00	7/8/16	1,189,767
900,000	Copano Energy LLC	7.13	4/1/21	1,037,119
1,000,000	Duke Energy Corp. [1]	0.95	6/15/20	984,568
100,000	Entergy Arkansas, Inc.	5.90	6/1/33	100,407
250,000	Fidelity National Information Services, Inc.	7.88	7/15/20	272,740
357,105	Great River Energy [4]	5.83	7/1/17	378,766
300,000	Home Depot, Inc.	5.40	3/1/16	329,066
1,500,000	HSBC USA Capital Trust III	7.75	11/15/26	1,516,500
500,000	JPMorgan Chase & Co. [1]	1.46	9/1/15	501,146
850,000	Macy’s Retail Holdings, Inc.	7.88	8/15/36	951,074
880,000	Manufacturers & Traders Trust Co. [1]	5.59	12/28/20	897,552
974,342	Northwest Airlines 1999-2 Class A Pass Through Trust	7.58	3/1/19	1,108,314
1,000,000	Pacific Life Global Funding [1,4]	3.37	2/6/16	1,034,600
25,000	PartnerRe Finance A LLC	6.88	6/1/18	28,683
500,000	Principal Life Income Funding Trusts [1]	3.06	4/1/16	505,810
800,000	Prudential Financial, Inc. [1]	3.93	8/10/18	822,120
50,000	Prudential Financial, Inc.	4.75	9/17/15	53,282
1,300,000	Security Benefit Life Insurance Co. [4]	8.75	5/15/16	1,455,408
519,055	Union Pacific Railroad Co. 1999 Pass Through Trust	7.60	1/2/20	605,379
655,364	United Airlines 2009-2A Pass Through Trust	9.75	1/15/17	753,668
1,000,000	United Technologies Corp.	1.80	6/1/17	1,015,414
700,000	Wachovia Bank NA [1]	0.58	3/15/16	697,012
800,000	Whitney National Bank	5.88	4/1/17	844,799
1,200,000	Zions Bancorporation	3.05	2/15/17	1,200,583

Total Corporate Bonds (cost: $23,572,367)				23,585,934

Foreign Government Bonds - 1.0%
1,000,000	Province of Manitoba Canada	1.30	4/3/17	1,007,979

(cost: $1,010,210)
Mortgage Pass-Through Securities - 6.7%
Federal Home Loan Mortgage Corporation - 4.5%
118,643	Freddie Mac	3.50	7/1/26	124,026
181,965	Freddie Mac	4.50	1/1/18	192,743
189,095	Freddie Mac	4.50	12/1/18	200,389
106,119	Freddie Mac	4.50	5/1/19	112,495
224,305	Freddie Mac	4.50	6/1/19	237,753
177,541	Freddie Mac	4.50	6/1/19	188,200
217,310	Freddie Mac	4.50	1/1/21	230,720
144,462	Freddie Mac	4.50	12/1/21	153,482
198,227	Freddie Mac	4.50	10/1/23	209,975
252,082	Freddie Mac	4.50	7/1/26	267,731
167,338	Freddie Mac	5.00	3/1/18	177,130
140,357	Freddie Mac	5.00	10/1/18	148,787
172,062	Freddie Mac	5.00	8/1/19	185,103
61,082	Freddie Mac	5.00	10/1/25	66,733
219,498	Freddie Mac	5.50	9/1/17	233,263
231,529	Freddie Mac	5.50	4/1/19	246,863
96,141	Freddie Mac	5.50	10/1/19	103,286

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
195,336	Freddie Mac	5.50	12/1/20	211,454
149,207	Freddie Mac	5.50	1/1/21	162,872
293,503	Freddie Mac	5.50	3/1/21	318,518
157,416	Freddie Mac	5.50	3/1/21	171,226
116,112	Freddie Mac	5.50	10/1/21	123,802
87,600	Freddie Mac	6.00	8/1/16	90,759
107,555	Freddie Mac	6.00	9/1/23	119,126

				4,276,436

Federal National Mortgage Association - 1.5%
297,890	Fannie Mae	3.00	8/1/21	308,924
302,321	Fannie Mae	3.00	1/1/22	313,560
194,437	Fannie Mae	3.50	5/1/21	204,760
175,825	Fannie Mae	3.50	10/1/21	184,809
103,085	Fannie Mae	4.00	3/1/26	109,269
61,310	Fannie Mae	4.00	10/1/31	64,048
179,429	Fannie Mae	6.00	5/1/23	195,304
63,523	Fannie Mae	6.50	2/1/19	70,630

				1,451,304

Government National Mortgage Association - 0.7%
132,431	Ginnie Mae [1]	1.63	4/20/33	137,144
90,324	Ginnie Mae [1]	1.63	10/20/34	93,662
72,160	Ginnie Mae [1]	3.50	4/20/42	75,795
270,853	Ginnie Mae	5.00	9/15/24	288,580
93,472	Ginnie Mae	5.00	12/15/25	99,590

				694,771

Total Mortgage Pass-Through Securities (cost: $6,404,083)				6,422,511

Taxable Municipal Bonds - 5.4%
1,000,000	Academica Charter Schools [4]	7.93	8/15/19	1,001,460
100,000	Brewer High School District	1.58	11/1/16	100,286
530,000	City of Cleveland OH Airport System Revenue	5.24	1/1/17	540,552
400,000	Memphis Health Educational & Housing Facility Board	4.45	2/1/18	423,548
650,000	Milwaukee Redevelopment Authority	3.00	8/1/18	640,887
245,000	New Jersey Economic Development Authority	7.55	12/20/36	247,256
1,200,000	Skyway Concession Co. LLC [1,4]	0.53	6/30/17	1,080,000
250,000	Texas Department of Housing & Community Affairs	4.80	7/1/19	258,050
800,000	Virginia Housing Development Authority	5.55	1/1/21	853,040

Total Taxable Municipal Bonds (cost: $5,190,497)				5,145,079

U.S. Treasury / Federal Agency Securities - 38.8%
Federal Farm Credit Banks - 0.2%
100,000	Federal Farm Credit Banks [1]	0.13	5/12/14	100,004
100,000	Federal Farm Credit Banks [1]	0.19	11/3/14	100,044

				200,048

Other Federal Agency Securities - 3.5%
250,000	Ally Bank [12]	0.60	6/29/15	249,310
150,000	Bank of China, Ltd. [12]	0.50	7/17/14	149,960
100,000	Bank of China, Ltd. [12]	0.60	4/17/15	99,812

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	Bank of India [12]	0.50	6/25/14	249,948
250,000	Beal Bank USA [12]	0.45	7/9/14	249,873
150,000	Discover Bank [12]	0.50	5/22/15	149,657
100,000	Discover Bank [12]	0.55	2/27/15	99,918
150,000	Fifth Third Bank [12]	0.40	5/22/14	149,936
250,000	Firstbank Puerto Rico [12]	0.80	9/21/15	249,666
250,000	GE Capital Bank [12]	0.80	11/2/15	249,618
100,000	Goldman Sachs Bank [12]	0.70	2/6/15	99,978
750,000	Micron Semiconductor Asia Pte, Ltd.	1.26	1/15/19	747,380
100,000	Peoples Bank of The Ozarks	4.85	1/23/14	100,202
250,000	Sallie Mae Bank [12]	0.80	10/23/15	249,494
125,000	State Bank of India [12]	0.45	6/24/14	124,946
125,000	State Bank of India [12]	0.85	10/19/15	124,846

				3,344,544

U.S. Treasury Note - 35.1%
3,250,000	U.S. Treasury Note	0.25	9/15/14	3,252,792
6,500,000	U.S. Treasury Note	0.25	11/30/14	6,505,837
5,500,000	U.S. Treasury Note	0.25	2/28/15	5,503,438
5,435,000	U.S. Treasury Note	0.25	3/31/15	5,437,973
1,000,000	U.S. Treasury Note	0.25	9/15/15	999,180
3,920,000	U.S. Treasury Note	0.25	12/15/15	3,911,270
8,150,000	U.S. Treasury Note	0.63	7/15/14	8,172,600

				33,783,090

Total U.S. Treasury / Federal Agency Securities (cost: $37,318,611)				37,327,682

Total Investments in Securities - 94.6% (cost: $90,983,074)				90,980,530

Other Assets and Liabilities, net - 5.4%				5,174,523

Total Net Assets - 100.0%				$96,155,053

[1]	Variable rate security. Rate disclosed is as of December 31, 2013.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2013 was $5,435,816 and represented 6.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2013.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2013 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation

280	U.S. Treasury 2 Year Futures [10]	March 2014	$61,547,500	$62,651
[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2013.

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	11,338,700	—	11,338,700
Collateralized Mortgage Obligations	—	6,152,645	—	6,152,645
Corporate Bonds	—	23,585,934	—	23,585,934
Foreign Government Bonds	—	1,007,979	—	1,007,979
Mortgage Pass-Through Securities	—	6,422,511	—	6,422,511
Taxable Municipal Bonds	—	5,145,079	—	5,145,079
U.S. Treasury / Federal Agency Securities	—	37,327,682	—	37,327,682
Futures	62,651	—	—	62,651

Totals	62,651	90,980,530	—	91,043,181

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 88.0%
Alabama - 0.5%
785,000	Pell City Special Care Facs. Finance Rev.	5.00	12/1/39	735,200

Alaska - 1.0%
415,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	377,198
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	481,750
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,10]	5.50	N/A	112,500
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	526,925

				1,498,373

Arizona - 2.0%
929,650	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	907,544
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	259,455
175,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	166,005
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,016
270,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	274,587
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	417,324
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	374,852
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	556,560

				2,961,343

Arkansas - 0.3%
460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	453,974

California - 11.4%
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	483,870
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	277,522
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	495,361
240,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	234,432
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	458,915
250,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	233,908
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	428,410
200,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	200,430
100,000	CA Statewide Communities Dev. Auth. Rev. C.O.P. (Internext Group)	5.38	4/1/30	100,025
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	287,192
500,000	Clovis Unified School District G.O. [6]	6.12	8/1/30	193,665
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	650,460
250,000	Eden Township Hospital District C.O.P.	6.00	6/1/25	261,358
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	351,915
1,000,000	Foothill-Eastern Transportation Corridor Agy. Rev. Ref. (AGM Insured) [6]	3.22	1/15/31	567,570
1,000,000	Glendale Unified School District G.O. Capital Appreciation [6]	6.22	9/1/27	482,060
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	337,985
1,045,000	Hayward Unified School District G.O. Capital Appreciation (AGM Insured) [6]	5.48	8/1/33	340,430
1,250,000	Healdsburg Unified School District G.O. [6]	1.80	8/1/37	673,038
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	0.97	8/1/40	241,212
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	3.24	8/1/34	610,456
500,000	Los Alamitos Unified School District G.O. [6]	2.87	8/1/40	253,530
250,000	Marina Coast Water District Rev.	5.00	6/1/20	272,792
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	261,008
250,000	Northern Inyo Co. Local Hospital District Rev.	5.00	12/1/29	235,328
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	166,210
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	832,209
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	463,035
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	558,492

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
750,000	Reef-Sunset Unified School District [6]	1.59	8/1/38	423,735
350,000	Ripon Unified School District G.O. [6]	4.50	8/1/30	257,082
1,000,000	Robla School District G.O. (AGM Insured) [6]	6.51	8/1/36	276,150
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.73	6/1/39	342,815
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	428,530
170,000	San Bernardino Joint Powers Financing Auth. Rev. (City Hall Proj.) (NATL-RE Insured)	5.60	1/1/15	166,166
350,000	San Gabriel Unified School District [6]	0.42	8/1/33	323,652
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	405,988
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	270,742
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	397,516
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	496,244
500,000	Sutter Butte Flood Agency	4.00	10/1/38	423,655
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	3.07	8/1/41	289,662
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	375,075
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	2.16	8/1/41	767,480
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	317,535

				16,914,845

Colorado - 1.7%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	241,582
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	505,720
575,000	CO Hsg. Finance Auth. Multifamily Rev.	3.90	10/1/42	465,244
305,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	316,075
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	628,825
350,043	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	336,654

				2,494,100

Connecticut - 2.5%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	925,070
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	213,100
500,000	CT Hsg. Finance Auth. Rev.	3.40	11/15/42	379,180
1,000,000	CT Hsg. Finance Auth. Rev.	3.65	11/15/47	786,990
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	3.75	11/15/35	445,565
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	503,540
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	429,428

				3,682,873

Delaware - 0.1%
310,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	219,424

Florida - 8.1%
385,000	Alachua County Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	424,428
500,000	Alachua County Health Facs. Auth. Rev. (Terraces Bonita Springs District)	7.13	11/15/16	501,710
400,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter Academy, Inc.)	5.00	9/1/33	351,208
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	460,295
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.)	6.25	6/1/27	368,680
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5,10]	4.75	N/A	190,826
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	5.88	6/1/38	569,630
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	349,968
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	249,970
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	441,000
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,10]	5.75	N/A	51,963
400,000	FL Dev. Fin. Corp. (Renaissance Charter School Proj.)	6.38	12/15/25	397,344
245,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	246,955

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
280,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	299,244
135,000	Gramercy Farms Community Dev. District Special Assessment [2,5]	5.10	5/1/14	1
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	70,160
345,000	Heritage Park Community Dev. District. Ref. Special Assessment	5.00	5/1/30	339,308
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,10]	5.00	N/A	165,100
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Country Club East Proj.)	6.70	5/1/33	248,098
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	563,065
250,000	Lee Co. Tourist Development Tax Rev.	4.00	10/1/38	213,762
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	245,938
250,000	Magnolia Creek Community Dev. District Rev. [2,5]	5.60	5/1/14	86,082
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,10]	5.00	N/A	2
125,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/15	121,290
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	5.00	5/1/18	140,332
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.80	5/1/38	150,150
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.75	5/1/38	107,098
270,000	Palma Sola Trace Community Dev. District Cap. Special Assessment Rev.	4.00	5/1/29	236,558
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	764,258
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	517,650
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	238,260
1,000,000	St. Petersburg Public Utility Rev.	4.00	10/1/42	860,560
615,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	615,000
295,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	168,976
105,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	1
95,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	91,029
5,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	4,903
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,362
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,845
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,928
500,000	Viera East Community Dev. District Special Assessment Rev. Ref.	5.00	5/1/26	461,755
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	8,955
610,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.64	5/1/39	377,181
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. [2,5,10]	5.25	N/A	176,674

				11,975,502

Georgia - 2.4%
1,240,000	East Point Tax Allocation	8.00	2/1/26	1,241,352
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,113,882
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	890,820
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	315,783

				3,561,837

Idaho - 0.7%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	534,176
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	462,035

				996,211

Illinois - 6.3%
500,000	Bellwood G.O.	5.88	12/1/27	443,540
500,000	Bureau Co. Township High School Dist. No. 502 G.O.	6.25	12/1/33	542,270
375,000	Chicago Board of Education G.O.	5.50	12/1/39	370,388
500,000	Chicago Midway Airport Rev. Ref. (Second Lien)	5.25	1/1/35	503,205
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	409,410
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,363
300,000	IL Fin. Auth. Rev. (Lutheran Home & Services)	5.50	5/15/27	286,053

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
750,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	686,558
370,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	402,623
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	471,670
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.13	10/1/27	19,995
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.25	10/1/37	19,995
250,000	IL G.O.	5.50	7/1/33	257,078
380,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	347,043
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	349,552
770,000	IL Sports Facs. Auth. (AMBAC Insured)	5.00	6/15/32	758,127
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	277,165
80,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	52,303
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) [2,5]	5.25	1/1/36	387,170
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	256,920
1,921,000	Malta Tax Allocation Rev. [2,5]	5.75	12/30/25	919,141
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	162,962
375,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	291,742
560,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	448,571
250,000	West Chicago Park District G.O (AGM Insured)	5.25	12/1/29	257,435
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	222,646

				9,408,925

Indiana - 2.4%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	680,281
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	314,673
400,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	405,788
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	252,190
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	382,280
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	462,270
350,000	IN Finance Auth. Rev. (Educational Facility Indianapolis)	4.00	2/1/31	317,566
300,000	IN Health & Educational Fac. Fin. Auth. Rev. (Clarian Health Obligation)	5.00	2/15/39	295,341
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	210,363
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	245,762
340,555	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	36,531

				3,603,045

Iowa - 1.0%
500,000	IA Fin. Auth. Health Care Facs. Rev. (Genesis Health System)	5.50	7/1/33	519,105
250,000	IA Fin. Auth. Midwestern District Rev. (Iowa Fertilizer Co. Proj.)	5.00	12/1/19	239,970
500,000	IA Fin. Auth. Midwestern District Rev. (Iowa Fertilizer Co. Proj.)	5.50	12/1/22	467,495
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	252,600

				1,479,170

Kansas - 0.9%
380,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	373,559
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	490,090
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,760

				1,365,409

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	456,879

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Louisiana - 2.2%
106,593	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	107,255
490,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	510,820
160,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	168,686
880,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	5.70	12/1/38	936,030
355,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Securities Program)	4.60	6/1/29	363,868
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	265,515
725,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.86	2/15/36	619,310
250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	253,128
66,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	67,579

				3,292,191

Maine - 0.8%
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	546,975
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	402,880
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	238,032

				1,187,887

Maryland - 1.0%
500,000	Howard Co. Housing Commission Rev. (Verona Oakland Mills Proj.)	5.00	10/1/28	499,055
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	242,880
900,000	Montgomery Co. Housing Opportunites Commission Rev.	4.00	7/1/38	775,962

				1,517,897

Massachusetts - 2.3%
365,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	378,563
250,000	MA Housing Finance Agy. Rev.	3.50	12/1/31	219,188
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	248,660
1,250,000	MA Housing Finance Agy. Rev.	3.45	12/1/37	982,875
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	510,600
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,056,238

				3,396,124

Michigan - 2.0%
240,000	Allen Academy Rev.	5.25	6/1/17	242,602
975,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	888,712
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	231,058
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	468,055
270,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	175,484
285,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	236,020
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	309,741
250,000	Saline Economic Dev. Corp. Rev. (Evangelical Homes Proj.)	5.25	6/1/32	224,882
250,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	245,340

				3,021,894

Minnesota - 1.8%
1,891,514	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,907,441
265,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	281,838
470,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	472,012

				2,661,291

Mississippi - 0.5%
500,000	D’Iberville Tax Increment Rev. (Gult Coast Promenade Proj.)	4.75	4/1/33	447,970

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
105,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	105,591
125,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	125,422

				678,983

Missouri - 1.3%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	415,070
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	248,280
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	405,840
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	336,771
320,000	MO Health & Educational Facilities Auth. Rev. (Stephens College)	5.75	3/1/33	299,866
473,793	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	33,090
250,000	St. Louis Co. Industrial Dev. Auth. Rev. (Nazareth Living Center)	5.88	8/15/32	226,615

				1,965,532

Montana - 0.8%
460,000	MT Board of Housing Single Family Rev.	3.75	12/1/38	395,016
170,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	168,555
592,966	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	613,815

				1,177,386

Nebraska - 0.1%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,10]	5.13	N/A	191,134

Nevada - 1.1%
135,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	135,355
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	824,655
220,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	221,795
380,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	402,526

				1,584,331

New Hampshire - 0.9%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	887,802
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	416,436

				1,304,238

New Jersey - 1.4%
450,000	NJ Economic Dev. Auth. Rev. Ref. (United Methodist Home Obligation)	5.00	7/1/34	422,014
210,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	216,678
560,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	562,778
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	475,096
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	402,056

				2,078,622

New Mexico - 1.4%
325,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	331,896
275,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	291,739
600,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	634,584
485,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	9/1/42	405,213
530,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	461,190

				2,124,622

New York - 4.1%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	257,938
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	325,752
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	242,082

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	422,515
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	779,775
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	417,120
455,000	NY Mortgage Agency Rev.	4.13	10/1/40	407,084
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	162,864
480,000	NY Mortgage Agency Rev.	4.75	10/1/42	464,611
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	200,000
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	495,181
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	394,788
880,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.85	11/1/44	719,558
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.10	5/1/48	845,890

				6,135,158

North Carolina - 0.2%
250,000	NC Medical Care Commission Rev. (Village of Brookwood)	5.25	1/1/32	257,500

North Dakota - 0.3%
500,000	ND Housing Finance Agency Rev.	5.00	7/1/33	510,535

Ohio - 1.4%
815,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	766,328
680,900	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	710,437
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	616,016
45,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	46,537

				2,139,318

Oklahoma - 0.6%
300,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	289,944
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	559,613

				849,557

Oregon - 1.1%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	291,700
485,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	422,503
350,000	Port of Morrow G.O.	4.00	6/1/32	294,707
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	302,945
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	288,519

				1,600,374

Pennsylvania - 3.5%
225,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	226,451
480,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.87	10/1/34	366,178
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	263,085
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	256,275
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.93	5/1/37	424,896
245,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.18	8/15/42	176,993
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	561,330
500,000	PA Housing Finance Agy. Single Family Mtg. Rev.	4.85	10/1/37	484,870
40,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	40,604
370,000	PA Hsg. Finance Agy. Rev.	3.65	10/1/37	301,887
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	502,980
180,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	184,874
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	446,745
1,250,000	PA Turnpike Commission Rev. Captial Appreciation [6]	3.45	12/1/38	910,212

				5,147,380

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Puerto Rico - 1.3%
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.85	7/1/25	339,525
335,000	Puerto Rico Ind. Medical & Enviromental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)[1]	5.10	12/1/18	325,633
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	231,888
350,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.00	7/1/35	284,434
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	224,703
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	195,778
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.09	8/1/57	281,225

				1,883,186

Rhode Island - 0.3%
235,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	187,908
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	213,558

				401,466

South Carolina - 0.7%
390,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	401,911
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	76
103,908	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.)	6.00	11/15/47	62,466
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	542,450

				1,006,903

South Dakota - 0.2%
350,000	Huron School District No. 2-2 G.O.	5.00	6/15/39	345,034

Tennessee - 0.7%
250,000	Johnson City Health & Educational Facs. Board Rev. (Appalachian Christian Village)	5.00	2/15/34	218,095
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	247,455
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	110,982
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	472,421
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16

				1,048,969

Texas - 6.3%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,018,930
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	252,412
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,016,050
500,000	Dallas & Fort Worth International Airport TX Jt. Rev. Impt.	5.25	11/1/37	509,970
1,553,521	Galveston Co. Municipal Utility [10]	5.54	N/A	1,235,205
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	639,348
420,000	Harris Co. Housing Finance Corp. Rev. (FHA/VA/VEREX Mtgs.) [6]	10.34	10/15/15	343,568
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	504,490
300,000	Red River Health Facs. Dev. Corp. Rev. (Wichita Falls Retirement Foundation)	5.50	1/1/32	273,477
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	268,868
250,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.02	8/15/37	59,229
155,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	5.50	1/1/17	154,873
500,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	6.00	1/1/22	484,595
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	250,270
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	2.50	10/1/35	302,430
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.61	12/15/26	413,735
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.11	9/15/27	248,208

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	835,380
500,000	TX Seminole Hospital District G.O.	5.00	2/15/34	498,715

				9,309,753

Utah - 0.8%
280,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	292,107
470,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	462,644
400,000	Utah Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	407,508

				1,162,259

Virginia - 2.3%
500,000	Farms New Kent Community Dev. Auth. Special Assessment [2,5]	5.13	3/1/36	256,850
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	552,304
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	500,320
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	500,320
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	506,300
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	365,580
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.60	12/1/38	244,905
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	503,990

				3,430,569

Washington - 1.7%
390,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	379,193
200,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Emerald Heights Proj.)	5.00	7/1/33	194,180
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	425,250
400,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	386,764
855,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	841,303
260,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	261,417

				2,488,107

West Virginia - 0.2%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	250,528

Wisconsin - 1.8%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	289,805
500,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	464,315
250,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	269,890
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	545,865
340,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	323,813
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/22	245,838
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	464,595

				2,604,121

Wyoming - 1.3%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	583,726
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	923,570
450,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	388,886

				1,896,182

Total Municipal Bonds (cost: $154,784,443)				130,456,141

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value($)
Closed-End Mutual Funds - 6.0%
49,700	BlackRock Long-Term Municipal Advantage Trust (BTA)	506,940
25,000	BlackRock MuniHoldings Florida Insured Fund (MFL)	313,000
47,500	BlackRock MuniYield Florida Fund (MYF)	651,700
70,100	BlackRock MuniYield Insured Fund (MYI)	887,466
8,491	BlackRock MuniYield Michigan Insured Fund (MIY)	105,798
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	264,270
14,100	Dreyfus Strategic Municipal Bond Fund (DSM)	104,621
208,600	DWS Municipal Income Trust (KTF)	2,501,114
18,400	Invesco Municipal Opportunity Trust (VMO)	215,464
31,200	Invesco PA Value Muni Income Trust (VPV)	378,768
8,250	Invesco Quality Municipal Income Trust (IQI)	91,735
35,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)	375,564
32,389	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)	394,498
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	447,925
21,500	Nuveen Premier Municipal Income Fund (NPF)	265,955
114,332	Nuveen Premium Income Fund (NPM)	1,434,867

Total Closed-End Mutual Funds (cost: $9,248,358)		8,939,685

Short-Term Securities - 6.7%
9,917,327	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $9,917,327)		9,917,327

Total Investments in Securities - 100.7% (cost: $173,950,128)		149,313,153
Other Assets and Liabilities, net - (0.7%)		(964,431)

Total Net Assets - 100.0%		$148,348,722

[1]	Variable rate security. Rate disclosed is as of December 31, 2013.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2013 was $4,384,400 and represented 3.0% of net assets.
[4]	144A Restricted Security. The total value of such securities as of December 31, 2013 was $3,015,893 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2013 was $4,384,400 and represented 3.0% of net assets.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[9]	Municipal Lease Security. The total value of such securities as of December 31, 2013 was $1,081,026 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[10]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	130,456,141	—	130,456,141
Closed-End Mutual Funds	8,939,685	—	—	8,939,685
Short-Term Securities	9,917,327	—	—	9,917,327

Total:	18,857,012	130,456,141	—	149,313,153

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 96.1%
Education/Student Loan - 11.5%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	284,917
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	254,688
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	905,604
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,156,552
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,186,931
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,553,500
6,336,575	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,389,929
420,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	363,619
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	660,380
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	613,494
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	162,957
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	996,010
1,135,853	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	1,155,685
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	329,160
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	785,370
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,033,650
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	806,290
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	394,145
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	795,098
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,415,302
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,875,474
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,373,762
26,924	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	27,147
675,707	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	596,170
340,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	348,058
830,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	820,671
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	382,093
1,150,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,144,434
1,150,000	St Paul Hsg & Redev Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	936,066
1,250,000	St Paul Hsg & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,200,988
1,000,000	St Paul Hsg & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	922,830
2,000,000	St Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	1,796,120
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	490,365
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	755,700
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	412,965
540,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	554,461
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	287,820
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	465,245
850,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	883,056
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,517,184
215,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	210,352
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	211,612

				39,455,854

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Escrowed To Maturity/Prerefunded - 1.5%
2,575,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	2,694,274
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,116,970
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,126,870

				4,938,114

General Obligation - 2.0%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,051,670
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,509,772
550,000	Brooklyn Center Independent School District No 286 (NATL-RE Insured)	4.50	2/1/31	542,883
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	693,563
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.75	7/1/36	667,650
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	682,680
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.50	7/1/40	700,440
480,000	Watkins G.O.	4.00	1/1/34	418,651
735,000	Watkins G.O.	4.00	1/1/38	612,211

				6,879,520

Hospital/Health Care - 16.3%
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,030,595
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	405,320
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	393,076
1,550,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,602,328
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,937,680
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,552,192
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	1,954,040
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	963,380
1,860,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	1,660,478
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	780,437
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,225,764
235,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	235,808
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,110
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,097
105,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	103,474
2,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	2,676,543
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,041
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,445
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	509,388
1,400,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	1,320,760
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,175,482
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,464,675
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	985,350
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	573,884
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,610,760
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,476,981
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,272,432
4,240,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,340,573
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,076,760
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	350,833
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,235,322
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,125,427
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	459,470

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	637,898
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	225,376
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	838,090
2,302,196	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,164,939
200,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	200,118
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,518,975
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	532,066
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,301,352
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,249,150

				55,832,869

Industrial/Pollution Control - 1.2%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,333,070
1,020,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	1,060,657
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	760,560

				4,154,287

Insured - 1.8%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	510,265
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,165,343
350,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	353,094
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	519,984
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	981,150
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) [11]	2.08	7/1/20	841,050
1,690,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	1,902,686

				6,273,572

Multifamily Mortgage - 21.4%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	805,457
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	256,425
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	306,462
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	384,825
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	393,836
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,018,760
940,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	952,258
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	742,290
1,000,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	903,100
205,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	197,891
1,200,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	1,144,428
2,405,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,240,426
3,695,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,536,706
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,142,282
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	241,805
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	229,031
1,335,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,278,716
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,590,058
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	582,950
490,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	483,909
290,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) [1,8]	5.95	5/1/30	290,937
100,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	100,419
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	977,077
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,720,828
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	979,250

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	254,495
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,591,130
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,702,795
1,125,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,150,346
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	257,317
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	191,463
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	847,690
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	206,835
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,613,030
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,006,550
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,018,960
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,000,260
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	766,631
430,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/27	412,546
330,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/32	301,376
220,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	218,013
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	435,362
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	463,399
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	486,314
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,428,825
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	3,810,240
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,054,294
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,056,276
2,000,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	1,720,000
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,458,252
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	250,360
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	1,997,780
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	243,355
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	278,036
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	176,895
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	151,358
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	151,658
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,076,020
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,288,123
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	945,400
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,338,822
4,900,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized)[8]	4.82	7/20/46	4,719,337
1,265,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	1,172,263
360,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	370,753
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	731,445
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	789,210
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,224,075
2,500,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,246,875

				73,104,290

Municipal Lease [9] - 4.3%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	511,845
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	509,890
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	509,550
1,252,948	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,251,758
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,529,060
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,142,400
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,079,200

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,301,077
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	402,856
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	342,989
1,059,034	Winona School District 861 Lease Purchase	6.04	8/1/24	1,059,839

				14,640,464

Other Revenue Bonds - 8.4%
765,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	769,085
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	478,110
605,038	Crystal Governmental Fac. Rev.	5.10	12/15/26	619,336
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	479,061
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,491,195
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.35	2/1/30	358,176
200,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	204,074
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	240,691
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,075,960
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,248,920
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,121,573
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) [6,11]	8.40	7/1/28	87,926
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,008,730
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	517,810
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	507,790
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	990,340
1,103,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,012,984
935,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	934,925
755,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	760,617
1,033,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,004,964
876,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	875,947
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	175,779
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	180,869
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	184,020
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	218,755
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	221,661
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	963,570
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	882,514
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,447,122
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	3,064,950
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	762,126
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	1,892,060

				28,781,640

Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,089,179

Sales Tax Revenue - 1.4%
1,300,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	1,303,367
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,049,100
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.75	8/1/37	370,970
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	374,505
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6,11]	6.25	8/1/33	760,035

				4,857,977

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Single Family Mortgage - 17.8%
1,680,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,696,867
905,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	915,742
1,155,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,177,014
312,578	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	313,688
104,196	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	107,676
620,926	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	626,011
890,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	914,573
56,874	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	55,914
65,181	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	67,900
162,003	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	169,513
761,138	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	793,456
372,477	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	394,379
185,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	197,926
5,640,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,998,366
5,200,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	5,224,804
2,785,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,906,537
40,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. [8]	3.00	7/1/31	41,018
2,875,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.60	7/1/33	2,597,016
6,700,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.80	7/1/38	5,733,927
5,430,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.90	7/1/43	4,892,484
540,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/26	542,290
210,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/31	210,315
1,755,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,790,065
4,815,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,835,608
2,495,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.63	7/1/25	2,461,542
3,245,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	3,221,539
1,920,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/38	2,010,528
675,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	670,417
230,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	235,564
695,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	714,356
1,625,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,711,986
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,335
165,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	173,945
595,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	618,955
740,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	745,025
1,965,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,981,585
275,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	279,450
1,270,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,286,408
1,215,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,226,190
505,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	517,393
535,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	559,005

				60,877,312

Transportation - 3.4%
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,088,370
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,893,168
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	525,210
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,621,135

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	3,029,620
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	407,824

				11,565,327

Utility - 4.8%
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,089,590
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,050,730
50,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/34	51,090
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,476,530
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,066,040
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	757,834
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,046,130
500,000	North Branch Electric System Rev.	5.75	8/1/28	520,010
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	727,297
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev. [11]	5.75	7/1/37	336,900
1,000,000	Puerto Rico Electric Power Auth. Rev. [11]	7.25	7/1/30	828,760
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. [1,11]	0.85	7/1/25	848,812
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,100,260
1,000,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	935,000
680,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	681,564
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	1,765,060

				16,281,607

Total Municipal Bonds (cost: $336,321,262)				328,732,012

Closed-End Mutual Funds - 1.7%
276,400	Delaware Investments Minnesota Municipal Income Fund II (VMM)			3,396,956
43,696	First American Minnesota Municipal Income Fund II (MXN)			561,057
124,197	MN Municipal Income Portfolio (MXA)			1,849,293

Total Closed-End Mutual Funds (cost: $6,510,891)				5,807,306

Total Investments in Securities - 97.8% (cost: $342,832,153)				334,539,318
Other Assets and Liabilities, net - 2.2%				7,474,358

Total Net Assets - 100.0%				$342,013,676

[1]	Variable rate security. Rate disclosed is as of December 31, 2013.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2013, 10.0% of net assets in the Fund was invested in such securities.
[9]	Municipal Lease Security. The total value of such securities as of December 31, 2013 was $14,640,464 and represented 4.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2013 was $12,388,118 and represented 3.6% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	328,732,012	—	328,732,012
Closed-End Mutual Funds	5,807,306	—	—	5,807,306

Total:	5,807,306	328,732,012	—	334,539,318

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	25

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2013

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the nine months ended December 31, 2013, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Quality Income Fund
Treasury Futures	—	—	$34,101,485

The number of open option contracts outstanding as of December 31, 2013 also serve as indicators of the volume of activity for the Fund throughout the period.

26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2013 (Continued)

Balance Sheet - Values of derivatives as of December 31, 2013.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Treasury Futures	$62,651	—

Transactions in written options for Quality Income Fund for the nine months ended December 31, 2013 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2013	4	$858
Call options written	1,240	155,925
Call options expired	(204)	(31,193)
Call options closed	(1,040)	(125,590)

Outstanding, December 31, 2013	—	$—

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

DECEMBER 31, 2013	27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2013 (Continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2013 is included with the Funds’ schedule of investments.{}

At December 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Quality Income	$187,719	($190,263)	($2,544)	$90,983,074
Tax-Free Income	2,722,181	(27,359,156)	(24,636,975)	173,950,128
Minnesota Tax-Free Income	6,078,944	(14,371,779)	(8,292,835)	342,832,153

28

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	January 29, 2014